Fair values of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Fair values of financial assets and liabilities
Schedule of carrying values and fair values of financial assets and liabilities

	At 30 June 2020		At 31 December 2019
	Carrying	Fair	Carrying	Fair
	value	value	value	value
	£m	£m	£m	£m
Financial assets
Financial assets at fair value through profit or loss	157,113	157,113	160,189	160,189
Derivative financial instruments	32,978	32,978	26,369	26,369

Loans and advances to banks	11,202	11,211	9,775	9,773
Loans and advances to customers	501,508	501,494	494,988	495,804
Debt securities	5,604	5,597	5,544	5,537
Financial assets at amortised cost	518,314	518,302	510,307	511,114
Financial assets at fair value through other comprehensive income	27,211	27,211	25,092	25,092
Financial liabilities
Deposits from banks	34,124	34,190	28,179	28,079
Customer deposits	453,446	453,773	421,320	421,728
Financial liabilities at fair value through profit or loss	21,474	21,474	21,486	21,486
Derivative financial instruments	28,631	28,631	25,779	25,779
Debt securities in issue	99,931	105,211	97,689	100,443
Liabilities arising from non-participating investment contracts	34,927	34,927	37,459	37,459
Subordinated liabilities	17,717	22,368	17,130	19,783

Schedule of financial assets carried at fair value by valuation hierarchy

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 30 June 2020
Financial assets at fair value through profit or loss:
Loans and advances to customers	—	11,232	11,264	22,496
Loans and advances to banks	—	4,075	—	4,075
Debt securities	20,747	23,610	1,841	46,198
Treasury and other bills	20	—	—	20
Equity shares	82,086	356	1,882	84,324
Total financial assets at fair value through profit or loss	102,853	39,273	14,987	157,113
Financial assets at fair value through other comprehensive income:
Debt securities	14,142	12,644	181	26,967
Treasury and other bills	80	—	—	80
Equity shares	—	—	164	164
Total financial assets at fair value through other comprehensive income	14,222	12,644	345	27,211
Derivative financial instruments	99	31,995	884	32,978
Total financial assets carried at fair value	117,174	83,912	16,216	217,302

At 31 December 2019
Financial assets at fair value through profit or loss:
Loans and advances to customers	—	10,164	10,912	21,076
Loans and advances to banks	18	2,381	—	2,399
Debt securities	18,670	20,246	1,990	40,906
Treasury and other bills	19	—	—	19
Equity shares	93,766	17	2,006	95,789
Total financial assets at fair value through profit or loss	112,473	32,808	14,908	160,189
Financial assets at fair value through other comprehensive income:
Debt securities	12,876	11,273	181	24,330
Treasury and other bills	535	—	—	535
Equity shares	—	—	227	227
Total financial assets at fair value through other comprehensive income	13,411	11,273	408	25,092
Derivative financial instruments	50	25,456	863	26,369
Total financial assets carried at fair value	125,934	69,537	16,179	211,650

Schedule of financial liabilities carried at fair value by valuation hierarchy

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m

At 30 June 2020
Financial liabilities at fair value through profit or loss:
Liabilities held at fair value through profit or loss	—	7,644	47	7,691
Trading liabilities	1,963	11,820	—	13,783
Total financial liabilities at fair value through profit or loss	1,963	19,464	47	21,474
Derivative financial instruments	63	27,101	1,467	28,631
Total financial liabilities carried at fair value	2,026	46,565	1,514	50,105

At 31 December 2019
Financial liabilities at fair value through profit or loss:
Liabilities held at fair value through profit or loss	—	7,483	48	7,531
Trading liabilities	2,781	11,174	—	13,955
Total financial liabilities at fair value through profit or loss	2,781	18,657	48	21,486
Derivative financial instruments	54	24,358	1,367	25,779
Total financial liabilities carried at fair value	2,835	43,015	1,415	47,265

Schedule of movements in the level 3 financial assets portfolio

		Financial
	Financial	assets at		Total
	assets at	fair value		financial
	fair value	through other		assets
	through profit	comprehensive	Derivative	carried at
	or loss	income	assets	fair value
	£m	£m	£m	£m

At 1 January 2020	14,908	408	863	16,179
Exchange and other adjustments	106	11	19	136
Gains recognised in the income statement within other income	135	—	124	259
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets carried at fair value through other comprehensive income	—	(67)	—	(67)
Purchases/ increases to customer loans	851	—	2	853
Sales/ repayments	(839)	(7)	(81)	(927)
Transfers into the level 3 portfolio	73	—	41	114
Transfers out of the level 3 portfolio	(247)	—	(84)	(331)
At 30 June 2020	14,987	345	884	16,216
Gains recognised in the income statement within other income relating to those assets held at 30 June 2020	141	—	132	273

		Financial
	Financial	assets		Total
	assets at	at fair value		financial
	fair value	through other		assets
	through profit	comprehensive	Derivative	carried at
	or loss	income	assets	fair value
	£m	£m	£m	£m

At 1 January 2019	13,917	267	927	15,111
Exchange and other adjustments	3	1	—	4
Gains recognised in the income statement within other income	489	—	251	740
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets held at fair value through other comprehensive income	—	8	—	8
Purchases/ increases to customer loans	1,511	—	2	1,513
Sales/ repayments	(1,522)	(80)	(16)	(1,618)
Transfers into the level 3 portfolio	563	—	22	585
Transfers out of the level 3 portfolio	(98)	—	(2)	(100)
At 30 June 2019	14,863	196	1,184	16,243
Gains recognised in the income statement within other income relating to those assets held at 30 June 2019	189	—	285	474

Schedule of movements in the level 3 financial liabilities portfolio

	Financial		Total
	liabilities at		financial
	fair value		liabilities
	through	Derivative	carried at
	profit or loss	liabilities	fair value
	£m	£m	£m

At 1 January 2020	48	1,367	1,415
Exchange and other adjustments	—	20	20
Losses recognised in the income statement within other income	1	194	195
Additions	—	2	2
Redemptions	(2)	(8)	(10)
Transfers into the level 3 portfolio	—	51	51
Transfers out of the level 3 portfolio	—	(159)	(159)
At 30 June 2020	47	1,467	1,514
Losses recognised in the income statement within other income relating to those liabilities held at 30 June 2020	—	195	195

	Financial		Total
	liabilities at		financial
	fair value		liabilities
	through	Derivative	carried at
	profit or loss	liabilities	fair value
	£m	£m	£m

At 1 January 2019	11	716	727
Exchange and other adjustments	—	—	—
Losses recognised in the income statement within other income	—	204	204
Additions	—	1	1
Redemptions	(1)	(12)	(13)
Transfers into the level 3 portfolio	53	364	417
Transfers out of the level 3 portfolio	(11)	—	(11)
At 30 June 2019	52	1,273	1,325
Losses recognised in the income statement within other income relating to those liabilities held at 30 June 2019	—	249	249

Schedule of effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities

				At 30 June 2020
					Effect of reasonably
					possible alternative
		Significant			assumptions[1]
	Valuation	unobservable		Carrying	Favourable	Unfavourable
	technique(s)	inputs	Range[2]	value	changes	changes
				£m	£m	£m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (bps)	50 bps / 256 bps	11,264	541	(503)

Equity and venture capital investments	Market approach	Earnings multiple	1.1 / 14.6	1,886	30	(30)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)³	n/a		961	124	(146)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices)³	n/a		867	8	(44)
Other				9
				14,987
Financial assets at fair value through other comprehensive income				345	8	(9)
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility	0% / 176%	884	5	(7)
				884
Financial assets carried at fair value				16,216

Financial liabilities at fair value through profit or loss				47

Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility	0% / 176%	1,467	—	—
Financial liabilities carried at fair value				1,514
[1]	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.

[2]	The range represents the highest and lowest inputs used in the level 3 valuations.

[3]	Underlying asset/net asset values represent fair value.

				At 31 December 2019
					Effect of reasonably
					possible alternative
		Significant			assumptions[1]
	Valuation	unobservable		Carrying	Favourable	Unfavourable
	technique(s)	inputs	Range[2]	value	changes	changes
				£m	£m	£m
Financial assets at fair value through profit or loss:
Loans and advances to customers	Discounted cash flows	Interest rate spreads (bps)	47bps / 108bps	10,912	401	(384)
Equity and venture capital investments	Market approach	Earnings multiple	1.5 /15.4	1,948	89	(89)
	Underlying assets/net asset value (incl. property prices)³			935	89	(113)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices, broker quotes or discounted cash flows)[3]	n/a	n/a	1,052	19	(41)
Other				61	1	(1)
				14,908
Financial assets at fair value through other comprehensive income				408
Derivative financial assets:
Interest rate derivatives	Option pricing model	Interest rate volatility	14% / 115%	863	5	(6)
				863
Financial assets carried at fair value				16,179
Financial liabilities at fair value through profit or loss				48
Derivative financial liabilities:
Interest rate derivatives	Option pricing model	Interest rate volatility	14% / 115%	1,367	—	—
				1,367
Financial liabilities carried at fair value				1,415
[1]	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]	The range represents the highest and lowest inputs used in the level 3 valuations.
[3]	Underlying asset/net asset values represent fair value.